Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)

January 31, 2022

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.31%)
COMMUNICATION SERVICES – (15.56%)
Media & Entertainment – (15.56%)
Alphabet Inc., Class C *	17,808	$48,330,378
ASAC II L.P. *(a)(b)	35,352	35,921
Baidu, Inc., Class A, ADR (China)*	180,110	28,770,771
Fang Holdings Ltd., Class A, ADR (China)*	20,894	84,412
IAC/InterActiveCorp *	129,680	17,706,507
iQIYI, Inc., Class A, ADR (China)*	935,870	3,818,350
Liberty Media Corp., Liberty Formula One, Series A *	255,880	14,022,224
Liberty Media Corp., Liberty Formula One, Series C *	338,545	20,390,565
Meta Platforms, Inc., Class A *	102,880	32,228,189
Vimeo, Inc. *	902,030	13,214,739
	Total Communication Services	178,602,056
CONSUMER DISCRETIONARY – (23.51%)
Retailing – (23.51%)
Alibaba Group Holding Ltd. (China)*	850,000	13,322,528
Alibaba Group Holding Ltd., ADR (China)*	332,400	41,812,596
Amazon.com, Inc. *	10,010	29,944,615
Coupang, Inc., Class A (South Korea)*	519,160	10,808,911
JD.com, Inc., Class A (China)*	71,430	2,707,296
JD.com, Inc., Class A, ADR (China)*	792,005	59,305,334
Meituan, Class B (China)*	1,226,729	36,598,654
Naspers Ltd. - N (South Africa)	85,151	13,764,497
Prosus N.V., Class N (Netherlands)	674,980	56,155,542
Vroom, Inc. *	687,730	5,515,595
	Total Consumer Discretionary	269,935,568
CONSUMER STAPLES – (1.93%)
Food & Staples Retailing – (0.89%)
Missfresh Ltd., Class B, ADS (China)*	3,519,779	10,242,558
Food, Beverage & Tobacco – (1.04%)
Darling Ingredients Inc. *	186,740	11,908,410
	Total Consumer Staples	22,150,968
FINANCIALS – (38.70%)
Banks – (20.75%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	434,040	15,907,566
Danske Bank A/S (Denmark)	3,190,350	61,928,630
DBS Group Holdings Ltd. (Singapore)	2,867,394	75,317,459
Metro Bank PLC (United Kingdom)*	1,999,022	2,623,248
Wells Fargo & Co.	1,532,650	82,456,570
		238,233,473
Diversified Financials – (9.25%)
Capital Markets – (2.80%)
Julius Baer Group Ltd. (Switzerland)	409,880	26,785,526
Noah Holdings Ltd., Class A, ADS (China)*	172,670	5,420,111
		32,205,637

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (3.71%)
Capital One Financial Corp.	289,970	$42,547,298
Diversified Financial Services – (2.74%)
Berkshire Hathaway Inc., Class B *	100,470	31,449,120
		106,202,055
Insurance – (8.70%)
Life & Health Insurance – (8.70%)
AIA Group Ltd. (Hong Kong)	3,977,980	41,529,356
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,343,500	58,276,692
		99,806,048
	Total Financials	444,241,576
HEALTH CARE – (6.25%)
Health Care Equipment & Services – (3.30%)
Cigna Corp.	164,160	37,832,314
Pharmaceuticals, Biotechnology & Life Sciences – (2.95%)
Viatris Inc.	2,264,350	33,897,319
	Total Health Care	71,729,633
INDUSTRIALS – (0.75%)
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	226,759	240,364
Transportation – (0.73%)
DiDi Global Inc., Class A, ADS (China)*	2,314,498	8,355,338
	Total Industrials	8,595,702
INFORMATION TECHNOLOGY – (9.61%)
Semiconductors & Semiconductor Equipment – (4.83%)
Applied Materials, Inc.	166,880	23,059,478
Intel Corp.	663,160	32,375,471
		55,434,949
Software & Services – (0.51%)
Clear Secure, Inc., Class A *	234,720	5,795,237
Technology Hardware & Equipment – (4.27%)
Hollysys Automation Technologies Ltd. (China)*	1,652,596	21,830,793
Samsung Electronics Co., Ltd. (South Korea)	437,380	27,204,633
		49,035,426
	Total Information Technology	110,265,612
MATERIALS – (1.00%)
Teck Resources Ltd., Class B (Canada)	373,640	11,534,267
	Total Materials	11,534,267
TOTAL COMMON STOCK – (Identified cost $924,334,774)		1,117,055,382

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.65%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $16,383,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $16,710,660)	$16,383,000	16,383,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $14,030,019 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.45%-3.27%, 02/24/22-01/01/52, total market value $14,310,600)	14,030,000	14,030,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,413,000)		30,413,000
	Total Investments – (99.96%) – (Identified cost $954,747,774)		1,147,468,382
	Other Assets Less Liabilities – (0.04%)		498,321
		Net Assets – (100.00%)	$1,147,966,703

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $35,921 or 0.003% of the Fund's net assets as of January 31, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (97.22%)
COMMUNICATION SERVICES – (4.13%)
Media & Entertainment – (4.13%)
Baidu, Inc., Class A, ADR (China)*	57,235	$9,142,719
Fang Holdings Ltd., Class A, ADR (China)*	11,260	45,490
iQIYI, Inc., Class A, ADR (China)*	760,820	3,104,146
	Total Communication Services	12,292,355
CONSUMER DISCRETIONARY – (26.44%)
Consumer Durables & Apparel – (2.19%)
Fila Holdings Corp. (South Korea)	263,400	6,507,369
Retailing – (24.25%)
Alibaba Group Holding Ltd., ADR (China)*	134,150	16,874,729
Coupang, Inc., Class A (South Korea)*	124,200	2,585,844
JD.com, Inc., Class A, ADR (China)*	312,940	23,432,947
Meituan, Class B (China)*	266,611	7,954,164
Naspers Ltd. - N (South Africa)	59,570	9,629,377
Prosus N.V., Class N (Netherlands)	141,102	11,739,102
		72,216,163
	Total Consumer Discretionary	78,723,532
CONSUMER STAPLES – (1.07%)
Food & Staples Retailing – (1.07%)
Missfresh Ltd., Class B, ADS (China)*	1,097,439	3,193,548
	Total Consumer Staples	3,193,548
FINANCIALS – (44.17%)
Banks – (27.50%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	307,060	11,253,749
Danske Bank A/S (Denmark)	1,212,410	23,534,374
DBS Group Holdings Ltd. (Singapore)	1,013,910	26,632,240
DNB Bank ASA (Norway)	829,202	19,735,167
Metro Bank PLC (United Kingdom)*	566,190	742,992
		81,898,522
Diversified Financials – (6.00%)
Capital Markets – (6.00%)
Julius Baer Group Ltd. (Switzerland)	231,960	15,158,511
Noah Holdings Ltd., Class A, ADS (China)*	86,830	2,725,594
		17,884,105
Insurance – (10.67%)
Life & Health Insurance – (10.67%)
AIA Group Ltd. (Hong Kong)	1,416,300	14,785,903
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,139,000	16,974,718
		31,760,621
	Total Financials	131,543,248
INDUSTRIALS – (6.24%)
Capital Goods – (4.72%)
Schneider Electric SE (France)	82,910	14,044,565
Commercial & Professional Services – (0.33%)
China Index Holdings Ltd., Class A, ADR (China)*	930,478	986,307
Transportation – (1.19%)
DiDi Global Inc., Class A, ADS (China)*	982,086	3,545,331
	Total Industrials	18,576,203

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (14.07%)
Semiconductors & Semiconductor Equipment – (4.92%)
	Tokyo Electron Ltd. (Japan)	29,940	$14,644,641
Technology Hardware & Equipment – (9.15%)
	Hollysys Automation Technologies Ltd. (China)*	628,236	8,298,998
	Samsung Electronics Co., Ltd. (South Korea)	304,950	18,967,609
			27,266,607
		Total Information Technology	41,911,248
MATERIALS – (1.10%)
	Teck Resources Ltd., Class B (Canada)	105,690	3,262,650
		Total Materials	3,262,650
	TOTAL COMMON STOCK – (Identified cost $270,206,970)		289,502,784
SHORT-TERM INVESTMENTS – (1.36%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $2,177,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/01/22-05/15/61, total market value $2,220,540)	$2,177,000	2,177,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 02/01/22, dated 01/31/22, repurchase value of $1,865,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 01/01/36-01/01/52, total market value $1,902,300)	1,865,000	1,865,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,042,000)		4,042,000
	Total Investments – (98.58%) – (Identified cost $274,248,970)		293,544,784
	Other Assets Less Liabilities – (1.42%)		4,228,604
	Net Assets – (100.00%)		$297,773,388

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$178,566,135	$12,292,355
Consumer Discretionary	147,387,051	42,893,520
Consumer Staples	22,150,968	3,193,548
Financials	177,780,665	13,979,343
Health Care	71,729,633	–
Industrials	8,595,702	4,531,638
Information Technology	83,060,979	8,298,998
Materials	11,534,267	3,262,650
Total Level 1	700,805,400	88,452,052
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	122,548,517	35,830,012
Financials	266,460,911	117,563,905
Industrials	–	14,044,565
Information Technology	27,204,633	33,612,250
Short-Term Investments	30,413,000	4,042,000
Total Level 2	446,627,061	205,092,732
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	35,921	–
Total Level 3	35,921	–
Total Investments	$1,147,468,382	$293,544,784

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2022 was $(237)** for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)**	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3***	Ending Balance at January 31, 2022
Davis Global Fund
Investments in Securities:
Common Stock	$36,158	$–	$(237)	$–	$–	$–	$35,921
Preferred Stock	44,642,079	–	7,961,100	–	–	(52,603,179)	–
Total Level 3	$44,678,237	$–	$7,960,863	$–	$–	$(52,603,179)	$35,921
Davis International Fund
Investments in Securities:
Preferred Stock	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–
Total Level 3	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at January 31, 2022, may be due to investments no longer held or categorized as Level 3 at period end.

***During the period ended January 31, 2022, certain securities fair valued at $52,603,179 and $10,276,959 for Davis Global Fund and Davis International Fund, respectively, transferred out of Level 3 because observable market data became available for the securities.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	January 31, 2022	Technique	Input	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$35,921	Discounted Cash Flow	Annualized Yield	1.726%	Decrease

Total Level 3	$35,921

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At January 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$976,027,803	$282,958,950
Unrealized appreciation	301,358,950	63,502,090
Unrealized depreciation	(129,918,371)	(52,916,256)
Net unrealized appreciation	$171,440,579	$10,585,834